Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
INVESTMENT SECURITIES

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2012 and 2011 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Available for sale:
U.S. Treasury obligations	$9,998	$13	$—	$10,011
U.S. Government agencies	4,966	—	(17)	4,949
U.S. Government agency mortgage-backed securities	348,854	7,104	(980)	354,978
Other mortgage-backed securities	287	—	(1)	286
State and municipal obligations	36,848	3,322	—	40,170
Trust preferred securities	12,622	—	(6,740)	5,882
Corporate bonds	24,449	993	—	25,442
Other	1,464	—	—	1,464

Total available for sale	439,488	11,432	(7,738)	443,182

Held to maturity:
U.S. Government agency mortgage-backed securities	662	48	—	710
Other mortgage-backed securities	250	—	—	250

Total held to maturity	912	48	—	960

Total investment securities	$440,400	$11,480	$(7,738)	$444,142

December 31, 2011
Available for sale:
U.S. Treasury obligations	$11,999	$80	$—	$12,079
U.S. Government agencies
U.S. Government agency mortgage-backed securities	423,269	6,264	(629)	428,904
Other mortgage-backed securities	323	—	(27)	296
State and municipal obligations	45,424	3,373	(12)	48,785
Trust preferred securities	12,619	—	(7,711)	4,908
Corporate bonds	19,689	57	(338)	19,408

Other	1,165	—	—	1,165

Total available for sale	514,488	9,774	(8,717)	515,545

Held to maturity:
U.S. Government agency mortgage-backed securities	1,344	69	—	1,413
Other mortgage-backed securities	—	—	—	—

Total held to maturity	1,344	69	—	1,413

Total investment securities	$515,832	$9,843	$(8,717)	$516,958

During 2012, the Company had six securities called prior to maturity for $7.0 million of proceeds, resulting in gross realized gains and losses of $10 thousand and $93 thousand, respectively, eight available for sale securities were sold prior to maturity for gross proceeds of $47.5 million, which resulted in gross realized gains and losses of $475 thousand and $241 thousand, respectively and eight securities matured, generating $9.1 million of gross proceeds. During 2011, the Company had nine securities called prior to maturity for $27.0 million of proceeds, resulting in gross realized gains of $46 thousand, 22 available for sale securities were sold prior to maturity for gross proceeds of $61.4 million, which resulted in gross realized gains and losses of $1.9 million and $1.0 million, respectively, three trading securities were sold for gross proceeds of $42.2 million, resulting in gross realized gains of $880 thousand and 20 securities matured, generating $63.6 million of gross proceeds.

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2012

U.S. Government agencies	$4,949	$(17)	$—	$—	$4,949	$(17)
U.S. Government agency mortgage-backed securities	69,145	(980)			69,145	(980)
Other mortgage-backed securities	286	(1)	—	—	286	(1)
Trust preferred securities	—	—	5,882	(6,740)	5,882	(6,740)

Total	$74,380	$(998)	$5,882	$(6,740)	$80,262	$(7,738)

December 31, 2011
U.S. Government agency mortgage-backed securities	$79,221	$(627)	$7,224	$(2)	$86,445	$(629)
Other mortgage-backed securities	—	—	296	(27)	296	(27)
State and municipal obligations	—	—	233	(12)	233	(12)
Corporate bonds	14,231	(338)	—	—	14,231	(338)
Trust preferred securities	—	—	4,908	(7,711)	4,908	(7,711)

Total	$93,452	$(965)	$12,661	$(7,752)	$106,113	$(8,717)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

For the year ended December 31, 2012, the Company’s investment impairment review did not identify any credit losses. For the year ended December 31, 2011, the Company’s investment impairment review identified credit losses of $250 thousand on a single issuer trust preferred security for which the Company had previously recorded an OTTI charge in 2010. Application of the guidance did not have an impact on any other securities in an unrealized loss position at December 31, 2012 or 2011.

The following is a roll-forward for the years ended December 31, 2012 and 2011 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

At or for the Year Ended December 31, 2012	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

U.S. Government Agencies. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $17 thousand consisted of one agency security with an estimated fair value of $4.9 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $980 thousand consisted of nine mortgage-backed securities with an estimated fair value of $69.1 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Other Mortgage-Backed Securities. At December 31, 2012, the gross unrealized loss in the category of less than 12 months of $1 thousand consisted of one non-agency mortgage-backed security with an estimated fair value of $286 thousand. This security was rated “AA” by at least one nationally recognized rating agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2012, management concluded that an OTTI did not exist on this security and believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

Trust Preferred Securities. At December 31, 2012, the gross unrealized loss in the category of 12 months or longer of $6.7 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.8 million and an estimated fair value of $1.9 million, and one non-investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $3.9 million.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The non-investment grade pooled security is in a senior position in the capital structure. The security had a 1.93 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and additional 3.6% defaults or deferrals’ every 3 years with no recovery rate. As of December 31, 2012, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security.

In August 2009, the issuer of the single issuer trust preferred security elected to defer its normal quarterly dividend payment. As contractually permitted, the issuer may defer dividend payments up to five years with accumulated dividends, and interest on those deferred dividends, payable upon the resumption of its scheduled dividend payments. The issuer is currently operating under an agreement with its regulators. The agreement stipulates the issuer must receive permission from its regulators prior to resuming its scheduled dividend payments.

During the year ended December 31, 2012, the Company did not record a credit related OTTI charge related to this deferring single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well-capitalized” institution. The Company recognizes that the length of time the issue has been in deferral, the difficult economic environment and some weakened performance measures, while recently improving, increases the probability that a full recovery of principal and anticipated dividends may not be realized. However, the Company concluded that an additional impairment charge is not warranted at December 31, 2012.

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2012 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2012	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$11,437	$11,452	$—	$—
Due after one year through five years	24,697	25,691	250	250
Due after five years through ten years	12,971	13,735	—	—
Due after ten years	41,242	37,040	—	—

Total investment securities, excluding mortgage-backed securities	90,347	87,918	250	250

U.S. Government agency mortgage-backed securities	348,854	354,978	662	710
Other mortgage-backed securities	287	286	—	—

Total investment securities	$439,488	$443,182	$912	$960

At December 31, 2012, the Company had $127.0 million, amortized cost, and $132.0 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2012, the Company had $188.9 million, amortized cost, and $192.8 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.